Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity
Treasury shares	8,376,756	10,587,822	113,967,758
TOTAL S.A.
Shareholders' equity
Treasury shares	8,376,756	10,587,822	13,636,490
Percentage of share capital	0.33%	0.44%	0.56%
TOTAL S.A. | TOTAL share grant plans for Group employees
Shareholders' equity
Shares allocated or intended to be allocated to share purchase option plans or share grant plans	8,345,847	10,555,887	13,603,525
TOTAL S.A. | New TOTAL share purchase option plans or new share grant plans
Shareholders' equity
Shares allocated or intended to be allocated to share purchase option plans or share grant plans	30,909	31,935	32,965
Group consolidated subsidiaries
Shareholders' equity
Treasury shares			100,331,268
Percentage of share capital			4.11%
Total Nucleaire
Shareholders' equity
Treasury shares			2,023,672
Subsidiaries of Elf Aquitaine (Financiere Valorgest, Sogapar and Fingestval)
Shareholders' equity
Treasury shares			98,307,596